Other Income and Other Deductions	12 Months Ended
Mar. 31, 2011
Other Income and Other Deductions
Other Income and Other Deductions
(20)	Other Income and Other Deductions

The following items are included in other income or other deductions for the years ended March 31, 2011, 2010 and 2009.

	Yen (millions)
	2011	2010	2009
Net gain (loss) on securities	61,046	(1,220)	(44,077)
Net loss on sale and disposal of rental assets and other property	(3,161)	(20,202)	(21,292)
Exchange gain (loss)	(9,508)	186	(37,259)

The major component of net gain on securities for the year ended March 31, 2011 was related to a sale of shares of IPS Alpha Technology, Ltd., a former affiliated company accounted for by the equity method.

Other income for the year ended March 31, 2011 includes a gain of ¥8,684 million on a bargain purchase related to the acquisition of Aloka Co., Ltd. (Aloka), subsequently renamed Hitachi Aloka Medical, Ltd. Refer to note 29 for the nature and financial effect of the acquisition of Aloka.

Other income for the year ended March 31, 2009 represents a gain of ¥5,203 million on the sale of a subsidiary's mobile communication business.